Concentration of credit risks (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor
	Revenue concentration (% of total net sales)			Receivables concentration (% of total accounts receivable)
	12 months ended December 31,			As at December 31,
	2022	2021	2020	2022	2021
IoT operating segment
Multinational electronics contract manufacturing company	16%	13%	19%	34%	17%
International equipment and software manufacturer	6%	10%	9%	12%	0%
Semiconductor equipment and electronic devices manufacturing company	4%	5%	0%	0%	12%
International telecommunication company	5%	5%	6%	7%	11%
International digital security company	10%	0%	0%	6%	0%

	Revenue concentration (% of total net sales)		Receivables concentration (% of total accounts receivable)
	12 months ended December 31,		As at December 31,
	2021	2020	2021	2020
Multinational electronics contract manufacturing company	13%	19%	17%	19%
Provider of authentications & security solutions	10%	9%	0%	10%
Semiconductor equipment and electronic devices manufacturing company	5%	0%	12%	0%
Multinational electronics manufacturing services company	5%	6%	11%	13%

SEALS Corp
Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor
	Revenue concentration (% of total net sales)		Receivables concentration (% of total accounts receivable)
	6 months ended June 30,		As at June 30,	As at December 31,
	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022
Multinational electronics contract manufacturing company	22%	20%	39%	34%
International digital security company	12%	0%	8%	6%
Multinational technology company	4%	0%	16%	0%
International equipment and software manufacturer	3%	5%	1%	12%
International equipment and product manufacturer	2%	11%	0%	0%